Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Write-off of exploration and evaluation assets		$ 16.9	$ 30.0	$ 37.7
General borrowing costs capitalised	[1]	13.2	43.4	17.5
Carrying value at end of the year		(4,771.2)	(4,657.1)
Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		10,972.4	10,276.3
Reclassifications		(0.3)	0.0
Additions		583.7	612.5
Salares Norte project costs capitalised		1.3	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Right-of-use assets capitalised during the year		127.2	67.3
Remeasurements of right-of-use assets capitalised (refer note 33)	[2]	12.8	5.9
General borrowing costs capitalised	[3]	13.2	31.0
Disposals		(8.7)	(14.3)
Disposal of subsidiary		0.0	(10.0)
Scrapping of assets		(101.7)	(388.1)
Changes in estimates of rehabilitation assets		(6.6)	66.1
Translation adjustment		208.3	116.1
Balance at end of the year		11,801.6	10,972.4	10,276.3
Cost Price Property Plant And Equipment [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised during the year		0.0	209.6
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		6,315.3	6,017.1
Reclassifications		(0.3)	0.0
Charge for the year		661.3	610.0
Salares Norte depreciation capitalised		0.6	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Impairment and reversal of impairment, net		11.7	0.2
Write-off of exploration and evaluation assets	[4]	16.9	30.0
Disposals		7.8	11.8
Disposal of subsidiary		0.0	4.1
Scrapping of assets		(101.7)	(388.1)
Translation adjustment		134.4	62.0
Balance at end of the year		7,030.4	6,315.3	6,017.1
Carrying value at end of the year		4,771.2	4,657.1
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		373.0	0.0
Reclassifications		(0.1)	0.4
Additions		0.0	0.0
Salares Norte project costs capitalised		0.0	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	88.6
Right-of-use assets capitalised during the year		127.2	67.3
Remeasurements of right-of-use assets capitalised (refer note 33)	[2]	12.8	5.9
General borrowing costs capitalised	[3]	0.0	0.0
Disposals		0.0	0.0
Disposal of subsidiary		0.0	0.0
Scrapping of assets		(12.8)	(0.3)
Changes in estimates of rehabilitation assets		0.0	0.0
Translation adjustment		26.4	1.5
Balance at end of the year		526.5	373.0	0.0
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | Cost Price Property Plant And Equipment [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised during the year		0.0	209.6
Right Of Use Assets Relating To Mine Development Infrastructure And Other Assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		44.0	0.0
Reclassifications		0.0	0.0
Charge for the year		59.2	42.0
Salares Norte depreciation capitalised		0.6	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	1.3
Impairment and reversal of impairment, net		0.0	0.2
Write-off of exploration and evaluation assets	[4]	0.0	0.0
Disposals		0.0	0.0
Disposal of subsidiary		0.0	0.0
Scrapping of assets		(12.8)	(0.3)
Translation adjustment		6.9	0.8
Balance at end of the year		97.9	44.0	0.0
Carrying value at end of the year		428.6	329.0
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		10,167.1	9,662.3
Reclassifications		12.6	271.7
Additions		583.3	582.1
Salares Norte project costs capitalised		1.3	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	(88.6)
Right-of-use assets capitalised during the year		0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	[2]	0.0	0.0
General borrowing costs capitalised	[3]	13.2	31.0
Disposals		(8.7)	(11.0)
Disposal of subsidiary		0.0	(10.0)
Scrapping of assets		(88.1)	(381.6)
Changes in estimates of rehabilitation assets		0.0	0.0
Translation adjustment		170.1	111.2
Balance at end of the year		10,850.8	10,167.1	9,662.3
Mine development infrastructure and other assets [Member] | Cost Price Property Plant And Equipment [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised during the year		0.0	0.0
Mine development infrastructure and other assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		6,227.7	5,981.6
Reclassifications		(0.1)	0.0
Charge for the year		581.9	555.1
Salares Norte depreciation capitalised		0.0	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	(1.3)
Impairment and reversal of impairment, net		11.7	0.0
Write-off of exploration and evaluation assets	[4]	16.9	30.0
Disposals		7.8	8.7
Disposal of subsidiary		0.0	4.1
Scrapping of assets		(88.1)	(381.6)
Translation adjustment		117.9	56.7
Balance at end of the year		6,860.1	6,227.7	5,981.6
Carrying value at end of the year		3,990.7	3,939.4
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		432.3	614.0
Reclassifications		(12.8)	(272.1)
Additions		0.4	30.4
Salares Norte project costs capitalised		0.0	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Right-of-use assets capitalised during the year		0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	[2]	0.0	0.0
General borrowing costs capitalised	[3]	0.0	0.0
Disposals		0.0	(3.3)
Disposal of subsidiary		0.0	0.0
Scrapping of assets		(0.8)	(6.2)
Changes in estimates of rehabilitation assets		(6.6)	66.1
Translation adjustment		11.8	3.4
Balance at end of the year		424.3	432.3	614.0
Land mineral rights and rehabilitation assets [Member] | Cost Price Property Plant And Equipment [Member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets capitalised during the year		0.0	0.0
Land mineral rights and rehabilitation assets [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of the year		43.6	35.5
Reclassifications		(0.2)	0.0
Charge for the year		20.2	12.9
Salares Norte depreciation capitalised		0.0	0.0
Reclassification of finance lease assets to right-of-use assets on adoption of IFRS 16		0.0	0.0
Impairment and reversal of impairment, net		0.0	0.0
Write-off of exploration and evaluation assets	[4]	0.0	0.0
Disposals		0.0	3.1
Disposal of subsidiary		0.0	0.0
Scrapping of assets		(0.8)	(6.2)
Translation adjustment		9.6	4.5
Balance at end of the year		72.4	43.6	$ 35.5
Carrying value at end of the year		$ 351.9	$ 388.7

[1]	Borrowing costs capitalised of US$13.2 million (2019: US$43.4 million) comprise borrowing costs relating to general borrowings of US$13.2 million (2019: US$31.0 million) and specific borrowings of US$nil (2019: US$12.4 million). The specific borrowings of US$nil (2019: US$12.4 million) relate to the Gruyere project and are included in additions to property, plant and equipment of US$nil (2019: US$612.5 million) (refer note 14).
[2]	The remeasurements relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Austalian consumer price index (“CPI”).
[3]	General borrowing costs of US$13.2 million (2019: US$31.0 million) arising on group general borrowings were capitalised during the period and comprised US$12.1 million (2019: US20.0 million) borrowings costs related to the Damang reinvestment project, US$nil (2019: US$11.0 million) borrowings costs related to the Gruyere project and US$1.1 million (2019: US$nil) related to the Salares Norte project. An average interest capitalisation rate of 4.4% (2019: 6.2%) was applied. During 2020, capitalisation of borrowing costs ceased for the Damang reinvestment project and the Gruyere project due to both projects reaching commercial levels of production. In February 2020, the Salares Norte project was approved by the Board and capital expenditure commenced in April 2020, resulting in capitalisation of borrowing costs from that date.
[4]	The write-off of exploration and evaluation assets is due to specific exploration programmes not yielding results to warrant further exploration at the Group’s Australian operations and the US$16.9 million (2019: US$30.0 million) is included in the US$49.7 million (2019: US$84.4 million) “Exploration expense” in the consolidated income statement.